Capital and funding - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unilever PLC [member]
Disclosure of classes of share capital [Line Items]
Number of shares acquired	53,359,284	2,268,600
Number of treasury shares held	84,463,561	33,241,009
Unilever PLC [member] | Share based compensation [member]
Disclosure of classes of share capital [Line Items]
Number of treasury shares held	6,074,283
Unilever PLC [member] | Deferred stock [member]
Disclosure of classes of share capital [Line Items]
Dividend per annum	6.00%	6.00%
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares acquired	53,003,099	3,902,584
Number of treasury shares held	201,538,909	151,953,411
Unilever N.V. [member] | Ordinary Shares [member] | Share based compensation [member]
Disclosure of classes of share capital [Line Items]
Number of treasury shares held	9,728,181